Organization and nature of business (Details Textual) - shares	1 Months Ended
	Dec. 28, 2016	Dec. 31, 2017	Jul. 12, 2017	Aug. 19, 2015
Business Acquisition, Percentage of Voting Interests Acquired		70.00%	70.00%
Euroasia [Member]
Noncontrolling Interest, Ownership Percentage by Parent			100.00%
Suzhou E Motors Co Ltd [Member]
Noncontrolling Interest, Ownership Percentage by Parent		70.00%	70.00%
Business Acquisition, Percentage of Voting Interests Acquired			70.00%
Hangzhou Jiyi Trading Co., Ltd [Member]
Noncontrolling Interest, Ownership Percentage by Parent			100.00%
USCNHK [Member]
Noncontrolling Interest, Ownership Percentage by Parent		100.00%
Tantech Bamboo [Member]
Noncontrolling Interest, Ownership Percentage by Parent	5.00%	100.00%		95.00%
Business Acquisition, Equity Interest Issued or Issuable, Number of Shares	1,018,935